Short-term Investments - Schedule of Short-term Investments (Details) - Yellow Cake And Queen Road Capital [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Statement Line Items [Line Items]
Fair value, at the beginning of the period	$ 30,045	$ 30,456
Additions	9,670	727
Disposals	(4,170)	(4,681)
Fair value adjustment due to foreign exchange rate change	(1,451)	(1,018)
Fair value adjustment due to share price change	17,693	4,561
Fair value, at the end of the year	$ 51,787	$ 30,045